Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	10,364.50
Net Fee	$ 31,065.50